Note 20 - Restricted Net Assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Restricted Net Assets (Details) [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	2,055,417	1,907,730
Group VIEs [Member]
Note 20 - Restricted Net Assets (Details) [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	131,313	135,678